Statements Of Changes In Members' Equity (The Trading Companies Of The Frontier Fund - Companies I through XXI) (USD $)	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Frontier Trading Company I, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	$ 61,911,024		$ 108,297,489		$ 70,763,746		$ 104,857,900
Capital Contributed	167,775,000		93,655,000		27,700,000
Capital Distributed	(178,329,983)		(90,720,916)		(58,037,609)
Net Increase in Members' Equity Resulting From Operations	(35,831,482)		34,599,659		(3,756,545)
Frontier Trading Company II, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	17,314,000		19,679,087		16,891,641		11,811,964
Capital Contributed	9,800,000		15,900,000		31,050,000
Capital Distributed	(31,300,000)		(45,300,000)		(20,605,436)
Net Increase in Members' Equity Resulting From Operations	19,134,913		32,187,446		(5,364,887)
Frontier Trading Company III, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			6,374,320		5,501,904		9,805,858
Capital Contributed	2,064,017		250,000
Capital Distributed	(6,300,618)		(400,000)
Net Increase in Members' Equity Resulting From Operations	(2,137,719)		1,022,416		(4,303,954)
Frontier Trading Company V, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	20,858,183		12,516,646		13,820,480		5,110,183
Capital Contributed	29,400,000		7,700,000		18,100,000
Capital Distributed	(10,800,000)		(14,500,000)		(14,111,460)
Net Increase in Members' Equity Resulting From Operations	(10,259,463)		5,496,166		4,721,757
Frontier Trading Company VI LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			8,221,153		12,034,483		6,381,232
Capital Contributed			6,200,000		16,900,000
Capital Distributed	(8,770,505)		(14,500,000)		(10,092,381)
Net Increase in Members' Equity Resulting From Operations	549,352		4,486,670		(1,154,368)
Frontier Trading Company VII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	21,887,343		68,215,836		23,263,222		9,245,270
Capital Contributed	68,341,000		92,000,000		71,700,000
Capital Distributed	(178,041,000)		(87,000,000)		(86,606,099)
Net Increase in Members' Equity Resulting From Operations	63,371,507		39,952,614		28,924,051
Frontier Trading Company VIII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			790,795		584,770		836,554
Capital Contributed	896,087		1,194,774		1,849,628
Capital Distributed	(1,637,202)		(1,498,031)		(2,986,165)
Net Increase in Members' Equity Resulting From Operations	(49,680)		509,282		884,753
Frontier Trading Company IX, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	5,212,171		5,871,310		1,173,619		1,998,134
Capital Contributed	7,532,417		5,400,000		900,000
Capital Distributed	(5,312,417)		(3,100,000)		(484,146)
Net Increase in Members' Equity Resulting From Operations	(2,879,139)		2,397,691		(1,240,369)
Frontier Trading Company X, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			11,407,905	[1]	8,550,639	[1]
Capital Contributed			2,500,000	[1]	10,279,667	[1]
Capital Distributed	(7,096,697)	[1]	(58,891)	[1]	(21,250)	[1]
Net Increase in Members' Equity Resulting From Operations	(4,311,208)	[1]	416,157	[1]	(1,707,778)	[1]
Frontier Trading Company XI, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			26,242,246	[1]	15,972,157	[1]		[1]
Capital Contributed	124,293	[1]	14,489,668	[1]	18,060,709	[1]
Capital Distributed	(26,826,305)	[1]	(7,694,190)	[1]	(224,520)	[1]
Net Increase in Members' Equity Resulting From Operations	459,765	[1]	3,474,611	[1]	(1,864,032)	[1]
Frontier Trading Company XII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity			10,956,756	[1]	10,027,253	[1]		[1]
Capital Contributed	10,123,315	[1]			12,500,000	[1]
Capital Distributed	(18,065,815)	[1]			(225,250)	[1]
Net Increase in Members' Equity Resulting From Operations	(3,014,256)	[1]	929,503	[1]	(2,247,497)	[1]
Frontier Trading Company XIV, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	11,920,274	[1]	24,063,501	[1]	9,220,327	[1]		[1]
Capital Contributed	59,500,000	[1]	12,600,000	[1]	9,321,648	[1]
Capital Distributed	(83,600,000)	[1]	(3,707)	[1]
Net Increase in Members' Equity Resulting From Operations	11,956,773	[1]	2,246,881	[1]	(101,321)	[1]
Frontier Trading Company XV, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	15,757,612	[1]	38,905,067	[1]	23,799,372	[1]		[1]
Capital Contributed	37,750,000	[1]	100,000	[1]	26,742,192	[1]
Capital Distributed	(59,000,000)	[1]		[1]	(2,400,000)	[1]
Net Increase in Members' Equity Resulting From Operations	(1,897,455)	[1]	15,005,695	[1]	(542,820)	[1]
Frontier Trading Company XVII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	5,881,772	[2]						[2]
Capital Contributed	6,250,000	[2]		[2]		[2]
Capital Distributed				[2]		[2]
Net Increase in Members' Equity Resulting From Operations	(368,228)	[2]
Frontier Trading Company XVIII, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	7,406,279	[2]						[2]
Capital Contributed	9,700,000	[2]		[2]		[2]
Capital Distributed				[2]		[2]
Net Increase in Members' Equity Resulting From Operations	(2,293,721)	[2]
Frontier Trading Company XXI, LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Members' Equity	5,900,158
Capital Contributed	11,500,000	[2]		[2]		[2]
Capital Distributed	(2,800,035)	[2]		[2]		[2]
Net Increase in Members' Equity Resulting From Operations	$ (2,799,807)

[1]	Trading Companies X, XI, XII, XIV and XV commenced trading operations in June 2009.
[2]	Trading Companies XVII, XVIII and XXI commenced trading operations in July, October and March 2011, respectively.